CONSOLIDATED BALANCE SHEETS	Dec. 31, 2024 USD ($)
HZO, Inc. and Subsidiaries
Current assets
Cash	$ 478,626
Accounts receivable - net of allowance for credit losses of $40 and $33 as of December 31, 2025 and December 31, 2024, respectively	836,382
Inventories, net	602,729
Prepaid expenses and other current assets	422,669
Total current assets	2,340,406
Property and equipment, net	6,640,655
Operating right-of-use asset, net	3,390,744
Other assets	423,676
Intangible assets, net	1,593,067
Goodwill	8,079,456
TOTAL ASSETS	22,468,004
Current Liabilities
Accounts Payable, Current	980,154
Accrued expenses and other current liabilities	1,516,387
Deferred revenue	128,704
Current portion of operating lease liabilities	1,015,052
Current portion of notes payable	16,349
PIPE subscription derivative liability	1,052,000
Convertible promissory notes, net of discount	2,911,018
Total current liabilities	7,619,664
Other liabilities	131,009
Long-term operating lease liabilities, net of current portion	2,635,658
Long-term notes payable, net of current portion	39,215
Warrant liability	57,984
Deferred tax liability, net	53,796
TOTAL LIABILITIES	10,537,326
Commitments and contingencies
STOCKHOLDER'S DEFICIT
Convertible preferred stock, $0.001 par value, 49,086,791,753 and 4,367,599,785 shares authorized; 28,014,564,020 and 4,119,991,396 shares issued and outstanding at December 31, 2025 and 2024	4,119,991
Common stock, $0.0001 par value; 100 shares authorized, issued and outstanding	56,439
Additional paid-in capital	297,328,788
Accumulated deficit	(292,301,988)
Other comprehensive income	2,727,448
Total Stockholder's Deficit	11,930,678
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	$ 22,468,004